Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-120120-01
Entity Registrant Name	KIDOZ inc.
Entity Central Index Key	0001318482
Entity Address, Address Line One	Suite 1500
Entity Address, Address Line Two	701 West Georgia Street
Entity Address, Address Line Three	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1C6